Loan Servicing Assets - Key Assumptions Used to Value Mortgage Servicing Rights (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Transfers And Servicing [Abstract]
Weighted average remaining life	281 months	261 months
Weighted average discount rate	12.00%	12.00%
Weighted average coupon	3.54%	4.04%
Weighted average prepayment speed	287.00%	182.00%